Tax benefits	12 Months Ended
Dec. 31, 2024
Disclosure Of Tax Benefits [Abstract]
Tax benefits
Note 21 - Tax benefits

	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Income from Investment Tax Credit (ITC)	16,087	5,440	-
Income from Production Tax Credit (PTC)	4,773	-	-

Total	20,860	5,440	-